Our financial performance by segment - Summary of underlying EBITDA (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [Line Items]
Profit after tax for the year	$ 13,076	$ 22,575	$ 10,400
Taxation	5,586	8,258	4,991
Profit before taxation	18,662	30,833	15,391
Depreciation and amortisation in subsidiaries excluding capitalised depreciation	4,871	4,525	4,074
Depreciation and amortisation in equity accounted units	470	497	576
Finance items in subsidiaries	1,846	26	1,751
Taxation and finance items in equity accounted units	640	759	443
(Gains)/Losses on embedded commodity derivatives not qualifying for hedge accounting (including foreign exchange)	(6)	51	(6)
Impairment charges net of reversals	52	269	1,272
Gains recognised by Kitimat relating to LNG Canada's project	(116)	(336)	0
Change in closure estimates (non-operating and fully impaired sites)	180	1,096	401
Loss on disposal of interest in subsidiary	105	0	0
Gain on sale of the Cortez royalty	(432)	0	0
Underlying E B I T D A	26,272	37,720	23,902
Capitalised depreciation	$ 139	172	$ 205
Increase in closure provision for rehabilitation		$ 510
Closure discount rate			1.50%
Gove Refinery
Disclosure of operating segments [Line Items]
Profit before taxation			$ (138)